Financial risk management - Changes in carrying values of financial instruments classified as Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	₩ 15,047,137	₩ 12,934,419
Recognized in profit (loss) for the year	69,334	(123,983)
Recognized in other comprehensive income (loss) for the year	(532)	(336)
Recognized Changes In Carrying Value Of Financial Instruments	68,802	(124,319)
Purchase	5,987,732	5,779,999
Settlement	(4,071,062)	(3,486,410)
Transfer to level3	299,148	173,636
Transfer from level3	(3,869)	(230,188)
Ending balance	17,327,888	15,047,137
Securities at fair value through other comprehensive profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	981,329	725,232
Recognized in other comprehensive income (loss) for the year	12,747	(9,629)
Recognized Changes In Carrying Value Of Financial Instruments	12,747	(9,629)
Purchase	55,078	276,636
Settlement	(100,000)	(10,910)
Transfer to level3	29
Ending balance	949,183	981,329
Financial liabilities designated at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(7,930,909)	(7,622,525)
Recognized in profit (loss) for the year	(244,146)	633,415
Recognized in other comprehensive income (loss) for the year	(1,907)	(5,919)
Recognized Changes In Carrying Value Of Financial Instruments	(246,053)	627,496
Issue	(6,343,080)	(6,030,787)
Settlement	7,794,790	5,094,907
Ending balance	(6,725,252)	(7,930,909)
Derivative assets and liabilities, net - Held for trading
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	61,622	374,686
Recognized in profit (loss) for the year	(15,540)	(484,756)
Recognized Changes In Carrying Value Of Financial Instruments	(15,540)	(484,756)
Purchase	36,786	190,380
Settlement	(234,242)	(18,763)
Transfer from level3		75
Ending balance	(151,374)	61,622
Derivative assets and liabilities, net - Held for hedging
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(343,759)	(182,749)
Recognized in profit (loss) for the year	119,564	(161,010)
Recognized Changes In Carrying Value Of Financial Instruments	119,564	(161,010)
Ending balance	₩ (224,195)	₩ (343,759)